Financial instruments - Summary of 10% Appreciation Against the Dollar of Main Currencies (Details) - 10% percentage appreciation - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Sterling
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	$ (270)	$ (168)
Increase in net assets	1,022	894
Euro
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	(46)	124
Increase in net assets	2,434	1,486
Malaysian ringgit
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	49	65
Increase in net assets	279	313
Australian dollar
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	(129)	(65)
Increase in net assets	780	837
Canadian dollar
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	9	(44)
Increase in net assets	$ 1,392	$ 1,575